Capital and Reserves - Variation of Share Capital (Details) - Reconciliation of number of shares [member] - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Quantity of issue shares [line items]
Quantity of shares	612,710,079	612,659,638
Insuance of shares		50,441
Quantity of shares	612,710,079	612,710,079